Mundoval Fund
	Schedule of Investments
	September 30, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aerospace & Defense
3,500	Airbus SE **	$ 127,855	0.47%

Aircraft Engines & Engine Parts
800	Honeywell International Inc.	165,368
4,000	RTX Corp	484,640
		650,008	2.40%

Beverages
2,500	Diageo PLC **	350,850
12,000	LVMH Moët Hennessy Louis Vuitton **	1,843,320
		2,194,170	8.08%

Cable & Other Pay Television Services
2,064	The Walt Disney Company	198,536	0.73%

Electronic Computers
10,000	Apple Inc.	2,330,000	8.58%

Fabricated Rubber Products, NEC
500	West Pharmaceutical Services, Inc.	150,080	0.55%

Fire, Marine & Casualty Insurance
1,600	Berkshire Hathaway Inc. Class B *	736,416	2.71%

Food and Kindred Products
6,000	Nestlé S.A. **	604,020	2.22%

Guided Missiles & Space Vehicles & Parts
700	Lockheed Martin Corporation	409,192	1.51%

Health Care Providers & Services
700	Elevance Health, Inc.	364,000	1.34%

Hospital & Medical Service Plans
400	Humana Inc.	126,696
500	United Health Group Inc.	292,340
		419,036	1.54%

Industrial Inorganic Chemicals
400	Linde PLC (United Kingdom)	190,744	0.70%

Insurance Agents, Brokers & Service
800	Arthur J. Gallagher & Co.	225,096	0.83%

Measuring & Controlling Devices, NEC
400	Thermo Fisher Scientific Inc.	247,428	0.91%

National Commercial Banks
25,000	Bank of America Corporation	992,000
500	Capital One Financial Corporation	74,865
		1,066,865	3.93%

Natural Gas Distribution
800	Cheniere Energy, Inc.	143,872	0.53%

Perfumes, Cosmetics & Other Toilet Preparations
5,000	The Estée Lauder Companies Inc. Class A	697,830
7,000	Haleon PLC **	52,900
		750,730	2.76%

Pharmaceutical Preparations
2,000	Merck & Co.	227,120
15,000	Novo Nordisk A/S **	1,786,050
1,500	Zoetis Inc.	293,070
		2,306,240	8.49%

Retail - Catalog & Mail-Order Houses
400	Amazon.com, Inc. *	74,532	0.27%

Retail - Family Clothing Stores
11,000	The TJX Companies, Inc.	1,292,940	4.76%

Retail - Variety Stores
100	Costco Wholesale Corporation	88,652	0.33%

Rubber & Plastics Footwear
8,000	NIKE, Inc. - Class B	707,200	2.60%

Search, Detection, Navigation, Guidance, Aeronautical Systems
800	Northrop Grumman Corp.	422,456	1.56%

Security Brokers, Dealers & Flotation Companies
150	BlackRock, Inc.	142,427
1,500	The Charles Schwab Corporation	97,215
		239,642	0.88%

Semiconductors & Related Devices
7,500	Taiwan Semiconductor Manufacturing Company Ltd. **	1,302,525	4.79%

Services - Business Services, NEC
7,000	MasterCard Incorporated Class A	3,456,600
900	Visa Inc. Class A	247,455
		3,704,055	13.63%

Services - Computer Programming, Data Processing, Etc.
12,000	Alphabet Inc. Class A	1,990,200
12,000	Alphabet Inc. Class C	2,006,280
		3,996,480	14.71%

Services - Prepackaged Software
600	Microsoft Corporation	99,942
600	Paycom Software, Inc.	258,180
		358,122	1.32%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
6,000	Unilever PLC **	389,760	1.43%

Special Industry Machinery, NEC
300	ASML Holding N.V. **	249,975	0.92%

Sugar & Confectionery Products
4,500	The Hershey Company	863,010	3.18%

Total for Common Stocks (Cost - $9,053,261)		26,803,637	98.66%

Money Market Funds
377,869	Goldman Sachs FS Government Fund Institutional
	Portfolio Institutional Class 4.78% ***	377,869	1.39%
	(Cost - $377,869)

Total Investment Securities		27,181,506	100.05%
	(Cost - $9,431,130)

Liabilities in Excess of Other Assets		(14,117)	-0.05%

Net Assets		$ 27,167,389	100.00%

* Non-Income Producing Securities.
** ADR - American Depositary Receipt.
*** The yield shown represents the 7-day yield at September 30, 2024.